FINANCIAL EXPENSES (INCOME), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Expense [Abstract]
Interest on long-term bank loans	$ 84	$ 129	$ 30
Interest on bank deposits	(148)	0	0
Bank charges	38	53	45
Foreign exchange loss (gain), net	(375)	(1,024)	413
Other financing expenses (income), net	(21)	(45)	0
Financial expenses, net	$ (422)	$ (887)	$ 488